Interest charges and related fees (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Interest charges and related fees

	2019	2018	2017
Subordinated loans	88	62	34
Trust pass-through securities	8	8	9
Borrowings	252	300	283
Other	164	136	108
Total	513	507	435

Aegon N.V [member]
Statement [LineItems]
Interest charges and related fees

	2019	2018
Subordinated borrowings	80	63
Borrowings	57	55
Other	2	-
Total	139	118